RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Salaries and Benefits	$ 1,572	$ 959
Non-executive directors’ fees		15
Stock-based compensation	869	554
Total	2,441	1,528
Lease payments	191	159
Depreciation and interest expense of lease	$ 179	$ 160